Investments in Associates - Schedule of Investment in Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Beginning balance	€ 270
Share in net income	11	€ 3	€ 5
Net exchange difference	(20)	41	(29)
Ending balance	308	270
Associates [member]
Disclosure of associates [Line Items]
Beginning balance	270	242
Additions	73	20
Disposals	(15)	(4)
Share in net income	11	3
Share in changes in associate's equity	(5)	3
Impairment losses	(1)
Dividend	(11)	(7)
Net exchange difference	(13)	13
Ending balance	€ 308	€ 270	€ 242